Stockholders' Equity (Details 5) - Employee Stock Option [Member]	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend rate	0.00%	0.00%	0.00%
Term - years			3 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	70.60%	72.40%	77.50%
Risk-free rate	2.10%	1.49%	1.00%
Term - years	1 month 6 days	7 months 6 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	79.10%	87.10%	88.70%
Risk-free rate	3.20%	2.86%	1.74%
Term - years	3 years	3 years 11 days